METLIFE INVESTORS INSURANCE COMPANY
           (formerly, Cova Financial Services Life Insurance Company)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                  (formerly, Cova Variable Annuity Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company as of the date of this supplement. In certain states, the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.


Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:


                                                           Management          Other             Total Annual
                                                           Fees*               Expenses*         Expenses
                                                           (after fee         (after Expense    (after Expense
                                                            waiver for         Reimbursement     Reimbursement
                                                            certain            for certain       for certain
                                                            Portfolios)        Portfolios)       Portfolios)

J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90



*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .90% for the Lord Abbett Developing Growth Portfolio and 1.05% for the J. P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, 0.96% for the Lord Abbett Mid-Cap Value Portfolio and 1.09% for the Lord Abbett Developing Growth Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                             Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$71.29  (a)$110.60    (a)$157.34   (a)$240.77
                                                 (b)$21.29  (b)$ 65.60    (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$75.50  (a)$123.27    (a)$178.50   (a)$283.17
                                                 (b)$25.50  (b)$ 78.27    (b)$133.50   (b)$283.17

J.P. Morgan Enhanced Index Portfolio             (a)$71.79  (a)$112.12    (a)$159.89   (a)$245.92
                                                 (b)$21.79  (b)$ 67.12    (b)$114.89   (b)$245.92


J.P. Morgan Select Equity Portfolio              (a)$72.09  (a)$113.03    (a)$161.41   (a)$249.00
                                                 (b)$22.09  (b)$ 68.03    (b)$116.41   (b)$249.00

J.P. Morgan International Equity Portfolio       (a)$75.80  (a)$124.17    (a)$179.99   (a)$286.12
                                                 (b)$25.80  (b)$ 79.17    (b)$134.99   (b)$286.12

Lord Abbett Bond Debenture Portfolio             (a)$72.29  (a)$113.63    (a)$162.42   (a)$251.04
                                                 (b)$22.29  (b)$ 68.63    (b)$117.42   (b)$251.04

Lord Abbett Mid-Cap Value Portfolio              (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25

Lord Abbett Growth and Income Portfolio          (a)$71.69  (a)$111.82    (a)$159.38   (a)$244.89
                                                 (b)$21.69  (b)$ 66.82    (b)$114.38   (b)$244.89

Lord Abbett Developing Growth Portfolio          (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25



5. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

     2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

     The value of an accumulation unit may go up or down from day to day.


6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:



AIM Variable Insurance Funds Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account

     Beginning of Period                                      $16.79
     End of Period                                            $19.01
     Number of Accum. Units Outstanding                      2,676,924


- ----------------------------------------------------------------------------


AIM V.I. International Equity Sub-Account
     Beginning of Period                                      $17.42
     End of Period                                            $14.29
     Number of Accum. Units Outstanding                      526,284
- ----------------------------------------------------------------------------

AIM V.I. Value Sub-Account
     Beginning of Period                                      $16.73
     End of Period                                            $15.47
     Number of Accum. Units Outstanding                      5,101,650
- ----------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class A)
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                      $19.04
     End of Period                                            $18.25
     Number of Accum. Units Outstanding                       3,542,428

- ----------------------------------------------------------------------------

Real Estate Investment Sub-Account
     Beginning of Period                                      $ 7.47
     End of Period                                            $9.21
     Number of Accum. Units Outstanding                       775,163
- ----------------------------------------------------------------------------


American Century Variable Portfolios, Inc
Managed by American Century Investment Management, Inc.
VP Income & Growth
     Beginning of Period                                      $10.32
     End of Period                                            $9.82
     Number of Accum. Units Outstanding                      617,386
-----------------------------------------------------------------------------
VP International Sub-Account
     Beginning of Period                                      $12.51
     End of Period                                            $10.88
     Number of Accum. Units Outstanding                      51,047
-----------------------------------------------------------------------------
VP Value Sub-Account
     Beginning of Period                                      $ 9.58
     End of Period                                            $9.91
     Number of Accum. Units Outstanding                       312,315
------------------------------------------------------------------------------

Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.77
     End of Period                                          $14.13
     Number of Accum. Units Outstanding                     10,720,603
- ----------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                    $14.45
     End of Period                                          $12.54
     Number of Accum. Units Outstanding                    3,183,922

- ----------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                    $14.64
     End of Period                                          $15.02
     Number of Accum. Units Outstanding                    2,745,993
- ----------------------------------------------------------------------------
Lord Abbett Growth and Income Sub Account
     Beginning of Period                                    $39.46
     End of Period                                          $41.28
     Number of Accum. Units Outstanding                     20,067,383
- ----------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.88
     End of Period                                          $14.29
     Number of Accum. Units Outstanding                    3,125,895
- ----------------------------------------------------------------------------

Managed by J.P. Morgan Investment Management Inc.

International Equity Sub-Account
     Beginning of Period                                    $16.33
     End of Period                                          $14.15
     Number of Accum. Units Outstanding                    7,883,400
- ----------------------------------------------------------------------------

Large Cap Stock Sub-Account
     Beginning of Period                                    $22.55
     End of Period                                          $21.34
     Number of Accum. Units Outstanding                    10,790,040
- ----------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                    $11.57
     End of Period                                          $12.20
     Number of Accum. Units Outstanding                    6,915,380
- ----------------------------------------------------------------------------

Select Equity Sub-Account
     Beginning of Period                                    $18.38
     End of Period                                          $18.40
     Number of Accum. Units Outstanding                     12,161,843
- ----------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                    $17.93
     End of Period                                          $18.25
     Number of Accum. Units Outstanding                    5,517,810
- ----------------------------------------------------------------------------

Dreyfus Stock Index Fund
Managed by The Dreyfus Corporation

Dreyfus Stock Index Fund Sub-Account
     Beginning of Period                                   $10.32
     End of Period                                         $10.06
     Number of Accum. Units Outstanding                   97,021
-----------------------------------------------------------------------------
Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
Dreyfus VIF - Appreciation Sub-Account
     Beginning of Period                                   $10.12
     End of Period                                         $10.10
     Number of Accum. Units Outstanding                   327,429
-------------------------------------------------------------------------------
Dreyfus VIF - Disciplined Stock Sub-Account
     Beginning of Period                                   $10.30
     End of Period                                         $10.30
     Number of Accum. Units Outstanding                    17,108
-------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

Managed by Franklin Mutual Advisers, LLC
Mutual Shares Securities Sub-Account
     Beginning of Period                                   $10.41
     End of Period                                         $11.03
     Number of Accum. Units Outstanding                   572,474
- ----------------------------------------------------------------------------

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                   $11.46
     End of Period                                         $8.37
     Number of Accum. Units Outstanding                   564,216

- ----------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
Templeton International Securities Sub-Account
     Beginning of Period                                   $11.15
     End of Period                                         $10.61
     Number of Accum. Units Outstanding                   1,323,821
- -----------------------------------------------------------------------------
Managed by Franklin Advisers, Inc.
Franklin Small Cap Sub-Account
     Beginning of Period                                   $17.68
     End Of Period                                         $18.38
     Number of Accum Units Outstanding                     260,920
- -----------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                   $11.53
     End of Period                                         $11.95
     Number of Accum. Units Outstanding                   2,415,955
- -----------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs VIT Growth and Income Sub-Account
     Beginning of Period                                   $10.30
     End of Period                                         $10.22
     Number of Accum. Units Outstanding                   693,948
- -----------------------------------------------------------------------------

Goldman Sachs VIT Internet Tollkeeper Sub-Account
     Beginning of Period                                    $10.00
     End of Period                                          $9.40
     Number of Accum. Units Outstanding                    39,651

- -----------------------------------------------------------------------------

Managed by Goldman Sachs Asset Management International

Goldman Sachs VIT Global Income Sub-Account
     Beginning of Period                                    $10.52
     End of Period                                          $10.92
     Number of Accum. Units Outstanding                    50,188
- -----------------------------------------------------------------------------

Goldman Sachs VIT International Equity Sub-Account
     Beginning of Period                                    $14.83
     End of Period                                          $13.22
     Number of Accum. Units Outstanding                    296,571
- -----------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

Managed by INVESCO Funds Group, Inc.
INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                    $11.14
     End of Period                                          $13.81
     Number of Accum. Units Outstanding                    288,234
-------------------------------------------------------------------------------
INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                    $10.12
     End of Period                                          $9.84
     Number of Accum. Units Outstanding                    157,050
-------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.48
     End of Period                                          $11.08
     Number of Accum. Units Outstanding                    200,062
- -----------------------------------------------------------------------------

Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $15.49
     End of Period                                          $18.34
     Number of Accum. Units Outstanding                    234,715
- ------------------------------------------------------------------------------

Kemper Small Cap Value Sub-Account
     Beginning of Period                                    $ 8.87
     End of Period                                          $9.04
     Number of Accum. Units Outstanding                    534,395

--------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $15.29
     End of Period                                          $13.86
     Number of Accum. Units Outstanding                    68,354
- ------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $23.06
     End of Period                                          $22.68
     Number of Accum. Units Outstanding                    1,634,774
- ------------------------------------------------------------------------------
MFS Global Governments Sub-Account
     Beginning of Period                                    $10.26
     End of Period                                          $10.29
     Number of Accum. Units Outstanding                    13,812
- ------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.70
     End of Period                                          $12.88
     Number of Accum. Units Outstanding                     1,919,955
- ------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                    $10.33
     End of Period                                          $10.18
     Number of Accum. Units Outstanding                     513,319
- ------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                    $14.89
     End of Period                                          $16.04
     Number of Accum. Units Outstanding                    1,403,589
- ------------------------------------------------------------------------------

MFS New Discovery Sub-Account
     Beginning of Period                                    $10.00
     End of Period                                          $9.56
     Number of Accum. Units Outstanding                     1,283
- ------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company
PIMCO High Yield Bond Sub-Account
     Beginning of Period                                    $10.08
     End of Period                                          $10.07
     Number of Accum. Units Outstanding                    3,583
--------------------------------------------------------------------------------
PIMCO Low Duration Bond Sub-Account
     Beginning of Period                                    $ 9.97
     End of Period                                          $10.42
     Number of Accum. Units Outstanding                    7,755
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                                    $10.31
     End of Period                                          $10.04
     Number of Accum. Units Outstanding                    32,293
--------------------------------------------------------------------------------
PIMCO Total Return Bond Sub-Account
     Beginning of Period                                    $ 9.88
     End of Period                                          $10.37
     Number of Accum. Units Outstanding                    315,901

--------------------------------------------------------------------------------
Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                    $11.40
     End of Period                                          $11.70

     Number of Accum. Units Outstanding                    2,704,162
- ------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                    $18.49
     End of Period                                          $16.89
     Number of Accum. Units Outstanding                    1,470,137
- ------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                    $22.82
     End of Period                                          $17.06
     Number of Accum. Units Outstanding                     271,655

- ------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                    $10.37
     End of Period                                          $11.47
     Number of Accum. Units Outstanding                    97,504
- ------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                    $17.77
     End of Period                                          $21.30
     Number of Accum. Units Outstanding                     739,965
-------------------------------------------------------------------------------

Scudder Variable Life Investment Fund
Managed by Scudder Kemper Investments, Inc.
International Sub-Account
     Beginning of Period                                    $11.63
     End of Period                                          $9.26
     Number of Accum. Units Outstanding                     199,519

------------------------------------------------------------------------------



8.  The following replaces Appendix C - Performance Information:


APPENDIX C
PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios  listed below began  operations  before  September 30, 2000. As a
result,   performance  information  is  available  for  the  accumulation  units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.


Total Return for the periods ended 9/30/00:


- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account                                  10 yrs or                            10 yrs or
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception       1 yr      5 yrs     inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance
Funds

   AIM V.I. Capital
     Appreciation                   12/31/97                 48.63%           n/a      25.15%     53.23%           n/a      26.34%


   AIM V.I. International
     Equity                         12/31/97                 11.44%           n/a      12.48%     16.04%           n/a      13.88%

   AIM V.I. Value                   12/31/97                 3.92%            n/a      15.87%     8.52%            n/a      17.22%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth (Class A)         12/31/97                 11.49%           n/a      23.26%     16.09%          n/a      24.47%


   Real Estate Investment (Class A) 12/31/97                 17.02%           n/a      -4.86%     21.62%          n/a      -2.97%
- ----------------------------------------------------------------------------------------------------------------------------------


American Century Variable





Portfolios, Inc.
   VP Income & Growth                 11/19/99                n/a             n/a        -6.88%          n/a       n/a      -1.78%

   VP International                   11/19/99                n/a             n/a        3.65%           n/a       n/a      8.75%

   VP Value                           11/19/99                n/a             n/a        -6.01%          n/a       n/a      -0.91%
- ----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust(1)
   Lord Abbett Bond Debenture       5/1/96                   1.64%             n/a        7.01%           6.24%     n/a      7.90%

   Lord Abbett Developing Growth    8/20/97                  0.24%             n/a        6.17%           4.84%     n/a      7.54%

   J.P. Morgan International Equity 5/1/96                  -2.45%             n/a        6.76%           2.15%     n/a      7.66%

   J.P. Morgan Enhanced Index
     (formerly, Large Cap Stock)    5/1/96                   1.06%             n/a        18.06%          5.66%     n/a     18.71%

   Lord Abbett Growth and Income(2) 12/11/89                10.57%           15.04%       16.09%         15.17%    15.12%   16.14%

   Lord Abbett Mid-Cap Value        8/20/97                 29.57%             n/a        10.89%         34.17%     n/a     12.16%


   J.P. Morgan Quality Bond         5/1/96                   0.47%             n/a        3.86%           5.07%     n/a      4.85%

   J.P. Morgan Select Equity        5/1/96                   8.31%             n/a        13.86%         12.91%     n/a     14.59%

   J. P. Morgan Small Cap Stock     5/1/96                  32.37%             n/a        12.52%         36.97%     n/a     13.30%

- ----------------------------------------------------------------------------------------------------------------------------------

(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.


- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account                                   10 yrs or                            10 yrs or
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs   inception
- ----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund          11/19/99                  n/a         n/a      -4.55%            n/a         n/a      0.55%
- ----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Appreciation      11/19/99                 n/a         n/a      -4.11%            n/a         n/a      0.99%
   Dreyfus VIF - Disciplined Stock 11/19/99                 n/a         n/a      -2.08%            n/a         n/a      3.03%
- ----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares
   Mutual Shares Securities (1)    5/1/98                   4.42%       n/a      -0.95%            9.02%       n/a      1.04%
   Templeton Developing
     Markets Securities (2)        5/1/98                   -12.77%     n/a      -9.32%            -8.17%      n/a      -7.10%
   Templeton International
     Securities (3)                5/1/98                   3.14%       n/a      0.54%             7.74%       n/a      2.49%

   Franklin Small Cap (4)          3/1/99                   53.15%      n/a      52.75%            57.75%      n/a      55.03%
- ----------------------------------------------------------------------------------------------------------------------------------

   (1) Effective May 1, 2000,  the Mutual Shares  Investments  Fund  (previously offered  under the  contract)  merged into the Mutual  Shares  Securities  Fund.
Performance shown reflects historical performance of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account                                   10 yrs or                            10 yrs or
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs   inception
- ----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market                     6/3/96                0.14%          n/a      3.17%              4.75%    n/a      4.20%
- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust

   Goldman Sachs
     VIT Global Income              1/29/98               -0.81%           n/a      1.64%            3.79%    n/a      3.36%


   Goldman Sachs VIT Growth
     and Income                     1/29/98               2.93%            n/a      -0.98%           7.53%    n/a      0.82%

   Goldman Sachs VIT
     International Equity           1/29/98               3.58%            n/a      9.50%            8.18%    n/a      11.03%

    Goldman Sachs VIT
      Internet Tollkeeper           7/3/00                n/a              n/a   -7.86%               n/a     n/a      -2.76%

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INVESCO Variable Investment
Funds, Inc.
   INVESCO VIF - Dynamics          11/19/99                n/a              n/a      32.96%           n/a      n/a      38.06%

   INVESCO VIF - High Yield        11/19/99                n/a              n/a      -6.72%           n/a      n/a      -1.62%
- ----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities                     12/31/97                0.61%            n/a      2.14%             5.21%    n/a      3.80%


   Kemper Small Cap Growth          12/31/97               49.88%           n/a      23.48%            54.48%   n/a      24.70%

   Kemper Small Cap Value           12/31/97                1.61%            n/a      -5.51%            6.21%    n/a      -3.61%
- ----------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97               16.96%           n/a      11.16%            21.56%   n/a      12.61%

- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97                47.34%           n/a      33.65%            51.94%   n/a      34.71%


   MFS Global Governments           12/31/97                -5.66%           n/a      -0.70%            -1.06%   n/a      1.04%

   MFS Growth With Income           12/31/97                7.18%            n/a      8.16%             11.78%   n/a      9.66%

   MFS High Income                  12/31/97                -3.86%          n/a      -1.09%             0.74%    n/a      0.67%

   MFS Research                     12/31/97                26.25%           n/a      17.45%            30.85%   n/a      18.77%

   MFS New Discovery                 9/1/00                 n/a              n/a      -9.50%            n/a      n/a      -4.40%

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PIMCO Variable Insurance Trust

   PIMCO High Yield Bond           11/19/99                  n/a              n/a      -4.36%            n/a      n/a      0.74%

   PIMCO Low Duration Bond          11/19/99                 n/a              n/a      -0.95%            n/a      n/a      4.15%

   PIMCO StocksPLUS Growth
     and Income                     11/19/99                 n/a              n/a      -4.70%            n/a      n/a      0.40%

   PIMCO Total Return Bond          11/19/99                 n/a              n/a      -1.36%            n/a      n/a      3.75%
- ----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97                 -0.06%           n/a      4.29%             4.54%    n/a      5.89%
   Putnam VT International
     Growth - Class IA Shares       12/31/97                 18.64%           n/a      19.73%            23.24%   n/a      21.00%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97                 12.46%           n/a      20.18%            17.06%   n/a      21.44%
   Putnam VT New Value -
     Class IA Shares                12/31/97                 7.44%            n/a      3.48%             12.04%   n/a      5.11%
   Putnam VT Vista -
     Class IA Shares                12/31/97                 64.16%           n/a      30.57%            68.76%   n/a      31.68%
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Scudder Variable Life Investment Fund
   International                   11/19/99                   n/a             n/a      -12.49            n/a      n/a      -7.39%
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APPENDIX C
PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.


Total Return for the periods ended 9/30/00:

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                           10 yrs or                  10 yrs or
                          Inception                         since                               since                       since
Portfolio                 Date            1 yr      5 yrs   inception        1 yr      5 yrs    inception   1 yr    5 yrs  inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
     Appreciation         5/5/93            55.39%   20.47%     22.07%        48.63%   18.73%   20.33%     53.23%    18.81%   20.39%
   AIM V.I.
     International Equity 5/5/93            17.66%   14.42%     13.86%        11.44%   12.76%   12.21%     16.04%    12.84%   12.28%

   AIM V.I. Value         5/5/93            10.04%   17.64%     19.42%         3.92%   15.94%   17.71%      8.52%    16.02%   17.77%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
    (Class A)             6/26/92          17.72%    25.82%     23.19%        11.49%   24.02%   21.44%     16.09%   24.09%   21.51%
   Real Estate
     Investment (Class A) 1/9/97           23.33%     n/a        4.52%        17.02%    n/a      1.87%     21.62%    n/a      3.11%
- ----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
   VP Income & Growth   10/30/97            9.44%     n/a       16.28%         3.34%    n/a      13.62%     7.94%    n/a      14.90%

   VP International       5/1/94           29.59%    19.03%     15.18%        23.31%   17.33%    13.51%    27.91%    17.41%   13.59%
   VP Value               5/1/96            2.95%     n/a       10.24%        -3.08%    n/a       7.84%     1.52%    n/a      8.71%

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Dreyfus Stock Index Fund  9/29/89          13.03%    21.29%     16.01%         6.81%   19.53%    17.21%    11.41%   19.60%   17.26%
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Dreyfus Variable Investment Fund
   Dreyfus VIF -
      Appreciation        4/5/93           12.02%    20.07%     18.02%         5.79%   18.33%    16.32%    10.39%   18.40%   16.39%

   Dreyfus VIF -
      Disciplined Stock   5/1/96           15.98%     n/a       21.61%         9.68%    n/a      19.31%    14.28%   n/a      19.94%
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Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

  Mutual Shares
     Securities (1)        11/08/96        16.70%     n/a       10.80%         4.42%    n/a      6.73%     9.02%    n/a      7.76%
  Templeton Developing
     Markets Securities
     Fund (2)               3/04/96        -6.88%     n/a      -10.58%       -12.77%    n/a    -13.58%    -8.17%    n/a     -11.84%
  Templeton
     International
     Securities Fund (3)    5/01/92         9.26%    13.41%     13.38%         3.14%  11.77%    11.75%     7.74%    11.85%   11.81%

  Franklin Small Cap
     Fund (4)              11/01/95        72.69%     n/a       27.03%        53.15%   n/a      22.88%    57.75%   n/a       23.36%


   1) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                      10 yrs or                     10 yrs or
                          Inception                         since                          since                         since
Portfolio                 Date               1 yr     5 yrs   inception    1 yr      5 yrs inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market           10/1/87           6.22%     5.65%    5.20%       0.14%    4.09%    3.65%     4.75%    4.19%    3.74%

- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
     Global Income        1/12/98           5.23%     n/a      4.40%      -0.81%     n/a      1.15%    3.79%     n/a      2.86%
   Goldman Sachs VIT
     Growth and Income    1/12/98           9.01%     n/a      4.08%       2.93%     n/a      0.89%    7.53%     n/a      2.61%
   Goldman Sachs VIT
     International Equity 1/12/98           9.67%     n/a      13.95%      3.58%     n/a      10.84%   8.18%     n/a      12.30%
   Goldman Sachs VIT
     Internet Tollkeeper   5/1/00           n/a       n/a      -2.20%       n/a     n/a      -11.10%    n/a      n/a      -6.00%
- ----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

   INVESCO VIF -
      Dynamics            8/25/97           66.85%    n/a      32.70%     59.93%    n/a      29.95%   64.53%     n/a      30.90%
   INVESCO VIF -
      High Yield          5/27/94           1.81%    9.19%      9.64%     -4.19%    7.60%    8.04%     0.41%     7.68%    8.12%
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Kemper Variable Series
   Kemper Government
     Securities           9/3/87            6.67%    6.11%      7.46%      0.61%    4.55%    5.90%     5.21%     4.64%    5.98%

   Kemper Small
     Cap Growth           5/2/94            56.65%  26.74%      26.09%    49.88%    24.94%   24.29%   54.48%    25.01%   24.36%
   Kemper Small
     Cap Value            5/1/96            7.71%    n/a       3.51%       1.61%    n/a      1.01%     6.21%    n/a      2.08%

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Scudder Variable Life Investment Fund
      International       5/1/87            7.36%   13.76%       12.40%   -2.19%     11.38%   10.56%   2.41%    11.46%   10.63%
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95            23.28%  2.89%       4.57%     16.96%     1.33%    3.01%   21.56%    1.45%    3.12%
- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95           54.08%  29.42%       30.30%   47.34%     27.56%   28.43%  51.94%    27.63%   28.49%
   MFS Global
     Governments          6/14/94           0.33%    2.55%       3.79%    -5.66%     1.08%    2.30%   -1.06%    1.18%    2.40%
   MFS Growth
     With Income         10/09/95          13.36%     n/a        18.27%    7.18%     n/a      16.08%  11.78%    n/a      16.65%

   MFS High Income        7/26/95           2.16%    7.01%        6.93%   -3.86%     5.45%    5.36%    0.74%    5.54%    5.45%

   MFS Research           7/26/95           32.69%  21.13%        21.24%  26.25%     17.94%   14.96%  30.85%    18.02%   15.02%

   MFS New Discovery      5/1/98            66.45%   n/a         31.11%   59.66%     n/a      27.84%  64.26%    n/a      29.25%

- ------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
   PIMCO High Yield Bond   4/30/98          2.89%    n/a         2.40%    -3.52%     n/a      -1.17%   1.08%     n/a      0.82%
   PIMCO Low
      Duration Bond        2/16/99          5.50%    n/a         4.68%     0.12%     n/a      0.84%    4.73%     n/a      3.65%
   PIMCO StocksPLUS
      Growth and Income   12/31/97          12.35%   n/a         16.91%    6.23%     n/a      13.90%  10.83%     n/a      15.28%
   PIMCO Total
      Return Bond         12/31/97           6.48%   n/a         5.06%     0.40%     n/a      1.93%   5.00%       n/a      3.60%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/01/88          6.02%   14.40%       15.18%    -0.06%     12.75%   13.54%  4.54%     12.82%   13.60%
   Putnam VT International
     Growth - Class
     IA Shares            1/02/97         24.97%    n/a         20.96%    18.64%     n/a      18.44%  23.24%     n/a      19.27%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/02/97         55.12%    n/a         27.11%    12.46%     n/a      13.95%  17.06%     n/a      14.87%
   Putnam VT New Value -
     Class IA Shares      1/02/97         13.62%    n/a         9.43%      7.44%     n/a      6.84%   12.04%     n/a      7.92%
    Putnam VT Vista -
     Class IA Shares      1/02/97         71.14%    n/a         30.76%    64.16%     n/a      28.25%  68.76%     n/a      28.94%

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CL-7045 (2/01)